                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-09987
                                                      ---------

                             FLOATING RATE PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   OCTOBER 31
                                   ----------
                             Date of Fiscal Year End

                                OCTOBER 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

Floating Rate Portfolio as of October 31, 2003

PORTFOLIO OF INVESTMENTS

Senior Floating Rate Interests -- 80.8%(1)

Principal
Amount       Borrower/Tranche Description                        Value
--------------------------------------------------------------------------------
Advertising -- 0.6%
--------------------------------------------------------------------------------
             Lamar Media Corp.
$12,500,000  Term Loan, Maturing June 30, 2010                   $   12,631,513
--------------------------------------------------------------------------------
                                                                 $   12,631,513
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.1%
--------------------------------------------------------------------------------
             Alliant Techsystems, Inc.
$ 9,492,704  Term Loan, Maturing April 20, 2009                  $    9,570,820
             Transdigm, Inc.
  9,000,000  Term Loan, Maturing July 22, 2010                        9,104,066
             United Defense Industries, Inc.
  6,049,695  Term Loan, Maturing June 30, 2009                        6,074,002
--------------------------------------------------------------------------------
                                                                 $   24,748,888
--------------------------------------------------------------------------------
Auto Components -- 4.1%
--------------------------------------------------------------------------------
             Accuride Corporation
$ 1,136,165  Term Loan, Maturing January 21, 2007                $    1,143,740
  3,500,000  Term Loan, Maturing June 13, 2007                        3,543,750
             American Axle & Manufacturing, Inc.
  3,906,585  Term Loan, Maturing April 30, 2006                       3,918,793
             Collins & Aikman
  3,858,767  Term Loan, Maturing December 31, 2004                    3,814,553
             Dura Operating Corp.
  2,767,481  Term Loan, Maturing March 31, 2007                       2,787,806
             Exide Corporation
  7,000,000  DIP Loan, Maturing February 15, 2004                     6,895,000
  1,828,953  Revolving Loan, Maturing March 18, 2005(2)               1,322,942
  4,075,155  Term Loan, Maturing March 18, 2001(2)                    2,947,694
             Federal-Mogul Corporation
  3,345,626  Revolving Loan, Maturing February 24, 2004               3,328,898
  4,896,682  Term Loan, Maturing February 24, 2004                    4,589,440
  5,500,000  Term Loan, Maturing February 24, 2005                    4,681,875
             HLI Operating Company, Inc.
  6,483,750  Term Loan, Maturing June 3, 2009                         6,565,808
             J.L. French Automotive Castings, Inc.
  2,119,741  Term Loan, Maturing November 30, 2006                    2,003,155
             Metaldyne, Inc.
  5,726,524  Term Loan, Maturing December 31, 2009                    5,689,542
             Tenneco Automotive
  2,356,965  Term Loan, Maturing December 31, 2007                    2,380,044
  2,356,965  Term Loan, Maturing December 31, 2008                    2,380,044
             The Goodyear Tire & Rubber Company
  7,000,000  Term Loan, Maturing March 31, 2006                       7,052,500
             TRW Automotive Holdings Corp.
  3,300,000  Term Loan, Maturing February 28, 2010                    3,334,033
 15,500,000  Term Loan, Maturing February 28, 2011                   15,671,151
             United Components, Inc.
  2,237,805  Term Loan, Maturing June 30, 2009                        2,243,400
  3,500,000  Term Loan, Maturing June 30, 2010                        3,531,352
--------------------------------------------------------------------------------
                                                                 $   89,825,520
--------------------------------------------------------------------------------
Broadcast Media -- 3.4%
--------------------------------------------------------------------------------
             Block Communications
$ 5,167,021  Term Loan, Maturing November 30, 2009               $    5,215,462
             CanWest Media, Inc.
 10,000,000  Term Loan, Maturing May 15, 2009                        10,102,080
             Citadel Communications Corp.
    276,444  Term Loan, Maturing March 31, 2006                         276,963
             Cumulus Media, Inc.
  7,462,500  Term Loan, Maturing March 28, 2010                       7,545,289
             Discovery Communications, Inc.
  2,901,722  Revolving Loan, Maturing December 31, 2004               2,742,127
  2,000,000  Term Loan, Maturing December 31, 2005                    1,930,000
             Emmis Communication Corporation
  1,269,972  Term Loan, Maturing August 31, 2008                      1,274,961
  7,413,497  Term Loan, Maturing August 31, 2009                      7,497,929
             Entercom Radio, LLC
  3,750,000  Term Loan, Maturing September 30, 2007                   3,721,875
             Gray Television, Inc.
  2,852,785  Term Loan, Maturing December 31, 2010                    2,878,460
             Lin Television Corp.
  5,791,500  Term Loan, Maturing December 31, 2007                    5,845,501
             Nexstar Finance, LLC
  4,600,000  Term Loan, Maturing December 31, 2010                    4,625,020
             Paxson Communications Corporation
  3,910,000  Term Loan, Maturing June 30, 2006                        3,927,920
             Radio One, Inc.
  4,057,143  Term Loan, Maturing June 30, 2007                        4,001,357
             Sinclair Television Group, Inc.
  7,920,170  Term Loan, Maturing December 31, 2009                    7,988,275
             Susquehanna Media Co.
  1,600,000  Term Loan, Maturing June 30, 2007                        1,608,000
  4,156,651  Term Loan, Maturing June 30, 2008                        4,198,217
--------------------------------------------------------------------------------
                                                                 $   75,379,436
--------------------------------------------------------------------------------
Cable Television -- 3.9%
--------------------------------------------------------------------------------
             Adelphia
$ 4,472,847  DIP Loan, Maturing June 25, 2004                    $    4,508,258
             Bresnan Communications, LLC
  3,000,000  Term Loan, Maturing September 30, 2010                   3,024,843
             Century Cable Holdings, LLC(3)
  4,800,000  Term Loan, Maturing December 31, 2009                    4,146,000
             Charter Communications Operating, LLC
  6,330,016  Term Loan, Maturing March 18, 2008                       6,143,679
  2,955,000  Term Loan, Maturing September 18, 2008                   2,854,654
             Charter Communications VI
  2,328,798  Term Loan, Maturing March 18, 2008                       2,225,749
             Charter Communications VIII
  2,947,500  Term Loan, Maturing February 2, 2008                     2,853,811
             Classic Cable, Inc.
    631,613  Term Loan, Maturing January 16, 2008                       600,032
  1,415,820  Term Loan, Maturing January 16, 2009                     1,345,029
             CSG Systems Intl, Inc.
  2,826,821  Term Loan, Maturing December 31, 2006                    2,699,614
  2,925,630  Term Loan, Maturing December 31, 2007                    2,812,262
             DirectTV Holdings, LLC
 20,407,500  Term Loan, Maturing March 6, 2010                       20,545,250
             Falcon Holding Group, L.P.
  1,507,463  Revolving Loan, Maturing December 31, 2005               1,400,998
  2,945,876  Term Loan, Maturing December 31, 2007                    2,818,223
             Frontiervision Operating Partners, L.P.(3)
  4,139,394  Revolving Loan, Maturing March 31, 2005                  4,015,212
             Hilton Head Communications
  8,736,250  Term Loan, Maturing May 15, 2007                         7,611,458
             Insight Midwest Holdings, LLC
 13,000,000  Term Loan, Maturing December 31, 2009                   13,069,923
             MCC Iowa, LLC
  1,000,000  Term Loan, Maturing September 30, 2010                   1,008,403
             Mediacom Southeast
  1,543,333  Revolving Loan, Maturing March 31, 2008                  1,547,192
  1,973,763  Term Loan, Maturing September 30, 2008                   1,978,696
--------------------------------------------------------------------------------
                                                                 $   87,209,286
--------------------------------------------------------------------------------
Casinos & Gaming -- 3.5%
--------------------------------------------------------------------------------
             Alliance Gaming Corporation
$12,000,000  Term Loan, Maturing September 5, 2009               $   12,105,000
             Ameristar Casinos, Inc.
  6,359,967  Term Loan, Maturing December 31, 2006                    6,405,282
             Argosy Gaming Company
  6,602,412  Term Loan, Maturing June 30, 2008                        6,647,804
             Aztar Corporation
  1,701,142  Term Loan, Maturing June 30, 2005                        1,708,585
             Boyd Gaming Corporation
  6,898,857  Term Loan, Maturing June 24, 2008                        6,934,213
             Isle of Capri Casinos
  7,387,500  Term Loan, Maturing April 25, 2008                       7,440,601
             Mandalay Resort Group
  9,990,471  Term Loan, Maturing August 18, 2006                      9,973,816
             Marina District Finance Company
    223,729  Revolving Loan, Maturing December 31, 2007                 218,136
  7,322,034  Term Loan, Maturing December 31, 2007                    7,402,122
             MGM Mirage
  1,952,250  Revolving Loan, Maturing April 10, 2005                  1,939,439
             Mohegan Tribal Gaming Authority
  2,500,000  Term Loan, Maturing March 31, 2008                       2,506,250
             Park Place Entertainment Corporation
  4,015,772  Revolving Loan, Maturing December 31, 2003               4,005,732
             Penn National Gaming, Inc.
    497,501  Term Loan, Maturing December 31, 2009                      501,356
             Pinnacle Entertainment, Inc.
  2,992,500  Term Loan, Maturing May 15, 2008                         3,014,944
             Scientific Games Corporation
  2,977,500  Term Loan, Maturing December 31, 2008                    2,991,768
             Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
  1,000,000  Term Loan, Maturing June 4, 2007                         1,001,250
  2,466,275  Term Loan, Maturing June 4, 2008                         2,499,158
--------------------------------------------------------------------------------
                                                                 $   77,295,456
--------------------------------------------------------------------------------
Chemicals -- 3.5%
--------------------------------------------------------------------------------
             Arteva B.V. (Kosa)
$ 4,738,609  Term Loan, Maturing December 31, 2006               $    4,732,686
             CP Kelco U.S., Inc.
  3,478,129  Term Loan, Maturing March 31, 2008                       3,497,694
  1,156,474  Term Loan, Maturing September 30, 2008                   1,163,461
             GEO Specialty Chemicals, Inc.
  2,275,000  Term Loan, Maturing December 31, 2007                    2,036,125
             Georgia Gulf Corporation
  3,407,385  Term Loan, Maturing May 12, 2009                         3,437,200
             GGP/Homart
  1,666,667  Term Loan, Maturing November 25, 2003                    1,677,083
             Huntsman Int'l
  4,561,600  Term Loan, Maturing June 30, 2007                        4,584,691
  4,561,654  Term Loan, Maturing June 30, 2008                        4,584,462
             Huntsman LLC
    254,168  Term Loan, Maturing March 31, 2006                         224,198
    181,872  Term Loan, Maturing March 31, 2007                         160,426
             IMC Global, Inc.
  6,358,146  Term Loan, Maturing November 17, 2006                    6,416,164
             Messer Griesham GmbH
  3,974,064  Term Loan, Maturing April 30, 2009                       4,011,321
  5,463,013  Term Loan, Maturing April 30, 2010                       5,514,229
             Millenium America
  1,703,804  Term Loan, Maturing June 30, 2006                        1,711,471
             NOVEON
 12,706,520  Term Loan, Maturing December 31, 2009                   12,841,526
             Polymer Group, Inc.
  5,542,861  Term Loan, Maturing December 31, 2006                    5,408,907
             Resolution Performance Products, LLC
  5,650,550  Term Loan, Maturing November 14, 2008                    5,652,906
             Rockwood Specialties Group, Inc.
  6,500,000  Term Loan, Maturing July 23, 2010                        6,567,711
             Westlake Chemical Corporation
  3,740,625  Term Loan, Maturing July 31, 2010                        3,783,878
--------------------------------------------------------------------------------
                                                                 $   78,006,139
--------------------------------------------------------------------------------
Coal -- 0.1%
--------------------------------------------------------------------------------
             Peabody Energy Corporation
$ 2,487,500  Term Loan, Maturing March 21, 2010                  $    2,514,967
--------------------------------------------------------------------------------
                                                                 $    2,514,967
--------------------------------------------------------------------------------
Commercial Services -- 2.0%
--------------------------------------------------------------------------------
             Advanstar Communications Inc.
$   588,192  Term Loan, Maturing November 17, 2007               $      588,192
             Anthony Crane Rental, L.P.(3)
  4,243,444  Term Loan, Maturing July 20, 2006                        2,282,973
             Coinmach Laundry Corporation
  9,800,000  Term Loan, Maturing July 25, 2009                        9,850,019
             Corrections Corporation of America
  4,783,000  Term Loan, Maturing March 31, 2008                       4,839,798
             Environmental Systems Products Hldgs., Inc.
  2,184,596  Term Loan, Maturing December 31, 2004                    2,184,596
  2,573,471  Term Loan, Maturing December 31, 2005                    2,534,869
             Gate Gourmet Borrower LLC
  4,300,000  Term Loan, Maturing December 31, 2008                    4,179,063
             Interline Brands, Inc.
  3,456,250  Term Loan, Maturing November 30, 2009                    3,473,531
             Language Line, LLC
  5,500,000  Term Loan, Maturing December 31, 2008                    5,529,794
             Panavision International, L.P.
  2,088,427  Revolving Loan, Maturing March 31, 2004                  2,010,111
    697,149  Term Loan, Maturing March 31, 2004                         671,006
  1,965,148  Term Loan, Maturing March 31, 2005                       1,879,172
             Volume Services, Inc.
  2,407,366  Term Loan, Maturing June 30, 2004                        2,401,348
             Wackenhut Corrections Corporation
    987,500  Term Loan, Maturing July 9, 2009                           997,992
--------------------------------------------------------------------------------
                                                                 $   43,422,464
--------------------------------------------------------------------------------
Communications Equipment -- 0.2%
--------------------------------------------------------------------------------
             Amphenol Corporation
$ 3,717,000  Term Loan, Maturing May 6, 2010                     $    3,746,966
--------------------------------------------------------------------------------
                                                                 $    3,746,966
--------------------------------------------------------------------------------
Construction Materials -- 0.3%
--------------------------------------------------------------------------------
             Formica Corporation
$ 4,665,128  Revolving Loan, Maturing May 1, 2004                $    4,525,174
  1,245,346  Term Loan, Maturing May 1, 2004                          1,207,985
             NCI Building Systems, Inc.
  1,418,987  Term Loan, Maturing July 31, 2008                        1,428,743
             Panolam Industries, Inc.
    500,000  Term Loan, Maturing November 24, 2007                      492,500
--------------------------------------------------------------------------------
                                                                 $    7,654,402
--------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.6%
--------------------------------------------------------------------------------
             Ball Corporation
$ 1,070,714  Term Loan, Maturing December 31, 2009               $    1,077,184
             Owens-Illinois Inc.
  5,750,000  Term Loan, Maturing April 1, 2007                        5,767,072
 12,500,000  Term Loan, Maturing April 1, 2008                       12,595,050
             Silgan Holdings Inc.
 15,342,289  Term Loan, Maturing December 31, 2008                   15,457,356
--------------------------------------------------------------------------------
                                                                 $   34,896,662
--------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.4%
--------------------------------------------------------------------------------
             Blue Ridge Paper Products, Inc.(3)
$ 1,447,987  Revolving Loan, Maturing March 31, 2005             $    1,129,430
    150,521  Term Loan, Maturing March 31, 2005                         117,407
  1,948,792  Term Loan, Maturing March 31, 2006                       1,520,058
             Graphic Package International Inc.
 23,150,000  Term Loan, Maturing August 8, 2009                      23,375,712
             Greif Bros. Corporation
  1,932,789  Term Loan, Maturing August 31, 2008                      1,943,143
             Jefferson Smurfit Corporation
  1,018,182  Revolving Loan, Maturing March 31, 2005                  1,005,454
  2,081,535  Term Loan, Maturing March 31, 2007                       2,095,630
             Port Townsend Paper Corporation
    975,000  Term Loan, Maturing March 16, 2007                         906,750
    475,373  Term Loan, Maturing March 16, 2008                         442,097
             Printpack Holdings, Inc.
  6,065,094  Term Loan, Maturing April 30, 2009                       6,095,420
             Stone Container Corporation
 11,783,652  Term Loan, Maturing June 30, 2009                       11,876,448
  1,996,541  Term Loan, Maturing June 30, 2010                        2,012,264
--------------------------------------------------------------------------------
                                                                 $   52,519,813
--------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.0%
--------------------------------------------------------------------------------
             Berry Plastics Corporation
$ 4,836,721  Term Loan, Maturing June 30, 2010                   $    4,883,579
             Consolidated Container Holdings LLC
    990,142  Term Loan, Maturing June 30, 2007                          904,330
             Crown Cork & Seal Americas, Inc.
 12,075,000  Term Loan, Maturing September 15, 2008                  12,192,731
             Tekni-Plex, Inc.
  1,023,507  Revolving Loan, Maturing June 21, 2006                     974,890
  1,117,208  Term Loan, Maturing June 21, 2006                        1,103,243
  1,969,466  Term Loan, Maturing June 30, 2008                        1,966,182
--------------------------------------------------------------------------------
                                                                 $   22,024,955
--------------------------------------------------------------------------------
Educational Services -- 0.7%
--------------------------------------------------------------------------------
             Jostens, Inc.
$11,000,000  Term Loan, Maturing July 29, 2010                   $   11,102,167
             Knowledge Learning Corporation
  4,432,500  Term Loan, Maturing May 15, 2010                         4,429,730
--------------------------------------------------------------------------------
                                                                 $   15,531,897
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
--------------------------------------------------------------------------------
             Knowles Electronics, Inc.
$ 1,274,309  Term Loan, Maturing June 29, 2007                   $    1,269,530
--------------------------------------------------------------------------------
                                                                 $    1,269,530
--------------------------------------------------------------------------------
Entertainment -- 1.8%
--------------------------------------------------------------------------------
             AMF Bowling Worldwide, Inc.
$ 1,915,922  Term Loan, Maturing February 28, 2008               $    1,925,104
             Amfac Resorts, Inc.
  4,099,383  Term Loan, Maturing September 30, 2004                   4,094,259
  4,099,383  Term Loan, Maturing September 30, 2005                   4,094,259
             Blockbuster Entertainment Corp.
    205,714  Revolving Loan, Maturing July 1, 2004                      204,094
  2,848,611  Term Loan, Maturing July 1, 2004                         2,845,347
             Hollywood Entertainment Corporation
  2,052,534  Term Loan, Maturing March 31, 2008                       2,066,965
             Six Flags Theme Parks Inc.
  7,000,000  Term Loan, Maturing June 30, 2009                        7,001,876
             Universal City Development Partners, L.P.
  4,525,613  Term Loan, Maturing June 30, 2007                        4,548,240
             Vivendi Universal Entertainment LLP
 12,000,000  Term Loan, Maturing June 30, 2008                       12,094,500
--------------------------------------------------------------------------------
                                                                 $   38,874,644
--------------------------------------------------------------------------------
Environmental Services -- 1.4%
--------------------------------------------------------------------------------
             Allied Waste Industries, Inc.
$ 5,000,000  Term Loan, Maturing January 15, 2009                $    5,068,125
 13,190,179  Term Loan, Maturing January 15, 2010                    13,390,392
  3,000,000  Term Loan, Maturing January 15, 2011                     3,039,375
             Casella Waste Systems, Inc.
  4,500,000  Term Loan, Maturing January 24, 2010                     4,541,625
             IESI Corporation
  4,750,000  Term Loan, Maturing September 30, 2010                   4,793,049
             Stericycle, Inc.
  1,005,239  Term Loan, Maturing November 10, 2006                    1,013,406
--------------------------------------------------------------------------------
                                                                 $   31,845,972
--------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 4.0%
--------------------------------------------------------------------------------
             American Seafood Holdings Inc.
$ 1,362,381  Term Loan, Maturing September 30, 2007              $    1,357,272
  2,783,196  Term Loan, Maturing March 31, 2009                       2,795,952
             Aurora Foods, Inc.
  3,280,357  Revolving Loan, Maturing September 30, 2005              3,333,663
    993,655  Term Loan, Maturing September 30, 2006                   1,009,181
    743,340  Term Loan, Maturing March 31, 2007                         754,955
             B&G Foods, Inc.
  3,000,000  Term Loan, Maturing August 31, 2009                      3,036,249
             Constellation Brands, Inc.
  2,685,338  Term Loan, Maturing November 30, 2008                    2,716,219
             Dean Foods Company
  7,848,096  Term Loan, Maturing July 15, 2008                        7,920,448
             Del Monte Corporation
  1,054,275  Term Loan, Maturing December 20, 2008                    1,061,523
 11,865,048  Term Loan, Maturing December 20, 2010                   12,030,660
             Dr. Pepper/Seven Up Bottling Group, Inc.
  1,983,094  Term Loan, Maturing October 7, 2006                      1,971,527
  1,993,400  Term Loan, Maturing October 7, 2007                      2,005,237
             Eagle Family Foods, Inc.
  3,059,280  Term Loan, Maturing December 31, 2005                    2,942,009
             Interstate Brands Corporations
  9,802,014  Term Loan, Maturing July 19, 2007                        9,837,546
  2,007,645  Term Loan, Maturing July 19, 2008                        2,010,783
             Merisant Company
  5,493,333  Term Loan, Maturing January 31, 2010                     5,546,553
             Michael Foods, Inc.
  1,354,509  Term Loan, Maturing March 30, 2008                       1,361,706
             Nutra Sweet
     56,491  Term Loan, Maturing June 30, 2007                           56,632
    936,000  Term Loan, Maturing June 30, 2008                          917,865
             Reddy Ice Group, Inc.
  7,500,000  Term Loan, Maturing July 31, 2009                        7,581,248
             Seminis Vegetable Seeds, Inc.
  8,750,000  Term Loan, Maturing September 30, 2009                   8,864,844
             Southern Wine & Spirits of America, Inc.
 10,355,446  Term Loan, Maturing June 28, 2008                       10,415,849
--------------------------------------------------------------------------------
                                                                 $   89,527,921
--------------------------------------------------------------------------------
Funeral Service -- 0.3%
--------------------------------------------------------------------------------
             Alderwoods Group
$ 6,511,623  Term Loan, Maturing September 30, 2008              $    6,605,227
--------------------------------------------------------------------------------
                                                                 $    6,605,227
--------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 2.0%
--------------------------------------------------------------------------------
             Circon Corporation(3)
$ 2,388,527  Term Loan, Maturing October 31, 2006                $    2,241,795
             Conmed Corporation
  4,715,070  Term Loan, Maturing December 31, 2007                    4,771,062
             Dade Behring Holdings, Inc.
  4,710,212  Term Loan, Maturing October 3, 2008                      4,757,314
             Fisher Scientific International, LLC
 11,565,390  Term Loan, Maturing March 31, 2010                      11,677,791
             Hanger Orthopedic Group, Inc.
  1,000,000  Term Loan, Maturing September 30, 2009                   1,010,000
             Kinetic Concepts, Inc.
  7,481,250  Term Loan, Maturing August 11, 2010                      7,549,053
             Leiner Health Products Inc.
    774,392  Term Loan, Maturing March 31, 2004                         770,520
             Quintiles Transnational Corp.
  7,000,000  Term Loan, Maturing September 25, 2009                   7,061,250
             Sybron Dental Management
  5,310,688  Term Loan, Maturing June 6, 2009                         5,341,888
--------------------------------------------------------------------------------
                                                                 $   45,180,673
--------------------------------------------------------------------------------
Health Care - Providers & Services -- 5.5%
--------------------------------------------------------------------------------
             Alaris Medical Systems, Inc.
$10,247,183  Term Loan, Maturing June 30, 2009                   $   10,365,026
             Alliance Imaging, Inc.
  8,951,049  Term Loan, Maturing June 10, 2008                        8,886,718
             Amerisource Bergen Corporation
 10,400,000  Term Loan, Maturing March 31, 2005                      10,400,000
             AMN Healthcare, Inc.
  1,750,000  Term Loan, Maturing October 2, 2008                      1,767,500
             Caremark RX, Inc.
  3,664,064  Term Loan, Maturing March 31, 2006                       3,685,821
             Community Health Systems, Inc.
 16,377,444  Term Loan, Maturing July 5, 2010                        16,527,624
             Concentra Operating Corporation
  7,980,000  Term Loan, Maturing June 30, 2009                        8,064,788
             Cross Country Healthcare, Inc.
  2,850,000  Term Loan, Maturing June 5, 2009                         2,885,625
             DaVita, Inc.
 18,100,352  Term Loan, Maturing March 31, 2009                      18,266,278
             Express Scripts, Inc.
  5,500,000  Term Loan, Maturing March 31, 2008                       5,549,110
             Fresenius Medical Care Holdings, Inc.
 10,573,500  Term Loan, Maturing February 21, 2010                   10,679,235
             Magellan Health Services, Inc.
  1,485,350  Term Loan, Maturing February 12, 2005                    1,481,636
  1,485,350  Term Loan, Maturing February 12, 2006                    1,479,160
             Medco Health Solutions, Inc.
  9,750,000  Term Loan, Maturing June 30, 2010                        9,864,260
             Team Health
  2,379,015  Term Loan, Maturing October 31, 2007                     2,342,587
  1,903,796  Term Loan, Maturing October 31, 2008                     1,895,467
             Triad Hospitals Holdings, Inc.
  7,017,277  Term Loan, Maturing March 31, 2008                       7,075,752
--------------------------------------------------------------------------------
                                                                 $  121,216,587
--------------------------------------------------------------------------------
Hotels -- 0.7%
--------------------------------------------------------------------------------
             Extended Stay America
$ 1,008,957  Term Loan, Maturing December 31, 2006               $    1,015,894
  1,491,043  Term Loan, Maturing June 30, 2007                        1,501,294
  6,839,556  Term Loan, Maturing December 31, 2007                    6,913,081
             Vail Resorts, Inc.
  3,982,494  Term Loan, Maturing December 10, 2008                    4,024,808
             Wyndham International, Inc.
  1,948,804  Term Loan, Maturing June 30, 2006                        1,796,552
--------------------------------------------------------------------------------
                                                                 $   15,251,629
--------------------------------------------------------------------------------
Household Furnishings & Appliances -- 0.6%
--------------------------------------------------------------------------------
             Goodman Manufacturing Company, L.P.
$   223,174  Term Loan, Maturing September 30, 2004              $      222,965
    417,594  Term Loan, Maturing April 9, 2004                          417,203
  1,118,781  Term Loan, Maturing July 31, 2005                        1,122,277
             Sealy Mattress Company
  1,266,247  Term Loan, Maturing December 15, 2004                    1,268,146
  1,804,343  Term Loan, Maturing December 15, 2005                    1,807,050
  2,197,066  Term Loan, Maturing December 15, 2006                    2,200,362
             Simmons Company
    409,993  Term Loan, Maturing October 30, 2005                       411,829
    939,273  Term Loan, Maturing October 30, 2006                       944,322
             Tempur-Pedic, Inc.
  4,887,750  Term Loan, Maturing June 30, 2009                        4,909,134
--------------------------------------------------------------------------------
                                                                 $   13,303,288
--------------------------------------------------------------------------------
Household Products -- 1.6%
--------------------------------------------------------------------------------
             Central Garden & Pet Company
$ 3,990,000  Term Loan, Maturing May 19, 2009                    $    4,013,693
             Church & Dwight Co. Inc.
  4,074,681  Term Loan, Maturing September 30, 2007                   4,126,634
             Rayovac Corporation
  6,363,766  Term Loan, Maturing September 30, 2009                   6,388,954
             The Scotts Company
 12,975,012  Term Loan, Maturing September 30, 2010                  13,149,941
             United Industries Corporation
  4,491,731  Term Loan, Maturing January 20, 2006                     4,525,418
             Werner Holding Co.
  4,000,000  Term Loan, Maturing June 11, 2009                        3,765,000
--------------------------------------------------------------------------------
                                                                 $   35,969,640
--------------------------------------------------------------------------------
Insurance -- 1.2%
--------------------------------------------------------------------------------
             Hilb, Rogal & Hobbs Company
$10,581,307  Term Loan, Maturing June 30, 2007                   $   10,693,733
             Infinity Property and Casualty Corporation
  6,932,500  Term Loan, Maturing June 30, 2010                        6,993,159
             U.S.I. Holdings Corporation
  5,985,000  Term Loan, Maturing August 11, 2008                      6,029,888
             Willis Corroon Corporation
  3,311,848  Term Loan, Maturing February 5, 2005                     3,195,934
--------------------------------------------------------------------------------
                                                                 $   26,912,714
--------------------------------------------------------------------------------
Leisure -- 0.6%
--------------------------------------------------------------------------------
             New England Sports Ventures, LLC
$14,000,000  Term Loan, Maturing February 28, 2005               $   14,000,000
--------------------------------------------------------------------------------
                                                                 $   14,000,000
--------------------------------------------------------------------------------
Machinery -- 1.2%
--------------------------------------------------------------------------------
             Colfax Corporation
$ 2,461,287  Term Loan, Maturing May 30, 2009                    $    2,473,594
             Flowserve Corporation
  2,014,663  Term Loan, Maturing June 30, 2007                        2,022,849
  5,089,008  Term Loan, Maturing June 30, 2009                        5,130,809
             Rexnord Corporation
  2,896,250  Term Loan, Maturing November 30, 2009                    2,918,424
             The Manitowoc Company
  6,549,250  Term Loan, Maturing June 30, 2007                        6,584,046
             Thermadyne Holdings Corporation
  6,540,039  Term Loan, Maturing March 31, 2008                       6,425,588
--------------------------------------------------------------------------------
                                                                 $   25,555,310
--------------------------------------------------------------------------------
Manufacturing -- 3.7%
--------------------------------------------------------------------------------
             Advanced Glassfiber Yarns LLC
$ 2,972,806  Term Loan, Maturing September 30, 2005(2)(3)        $    1,426,947
             AMSCAN Holdings, Inc.
  1,990,000  Term Loan, Maturing June 15, 2007                        2,001,608
             Amsted Industries Incorporated
 11,870,250  Term Loan, Maturing October 15, 2010                    11,946,908
             Citation Corporation
    995,002  Term Loan, Maturing December 1, 2007                       780,455
             Dresser, Inc.
    505,571  Term Loan, Maturing March 31, 2007                         510,718
             Ingram Industries, Inc.
  4,177,397  Term Loan, Maturing June 30, 2008                        4,208,728
             JohnsonDiversey, Inc.
  1,343,222  Term Loan, Maturing November 30, 2008                    1,346,790
  6,036,636  Term Loan, Maturing November 30, 2009                    6,093,230
             Motor Coach Industries
  2,375,813  Term Loan, Maturing June 15, 2006                        1,956,086
             Mueller Group, Inc.
  7,181,769  Term Loan, Maturing May 31, 2008                         7,207,415
             National Waterworks, Inc.
  4,948,980  Term Loan, Maturing November 22, 2009                    4,990,427
             Polypore Incorporated
  4,081,988  Term Loan, Maturing December 31, 2006                    4,122,808
  1,477,500  Term Loan, Maturing December 31, 2007                    1,491,659
             SPX Corporation
 19,428,286  Term Loan, Maturing September 30, 2009                  19,598,284
             Synthetic Industries, Inc.
  2,453,037  Term Loan, Maturing December 30, 2007                    2,146,407
             Trimas Corporation
  7,920,100  Term Loan, Maturing December 31, 2009                    7,941,222
             Walter Industries, Inc.
  4,750,000  Term Loan, Maturing April 17, 2010                       4,772,268
--------------------------------------------------------------------------------
                                                                 $   82,541,960
--------------------------------------------------------------------------------
Metals & Mining -- 0.3%
--------------------------------------------------------------------------------
             Compass Minerals Group, Inc.
$ 3,738,032  Term Loan, Maturing November 28, 2009               $    3,770,740
             Steel Dynamics, Inc.
    985,000  Term Loan, Maturing March 26, 2008                         992,849
             Stillwater Mining Company
  2,384,985  Term Loan, Maturing June 30, 2007                        2,384,985
--------------------------------------------------------------------------------
                                                                 $    7,148,574
--------------------------------------------------------------------------------
Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
             Laidlaw International, Inc.
$ 9,840,000  Term Loan, Maturing June 19, 2009                   $    9,939,935
             Weight Watchers International, Inc.
  4,420,070  Term Loan, Maturing December 31, 2009                    4,456,535
    567,430  Term Loan, Maturing December 31, 2010                      572,218
--------------------------------------------------------------------------------
                                                                 $   14,968,688
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.8%
--------------------------------------------------------------------------------
             General Binding Corporation
$ 2,250,000  Term Loan, Maturing January 15, 2008                    $2,250,000
             Global Imaging Systems, Inc.
  1,745,625  Term Loan, Maturing June 25, 2009                        1,763,081
             Iron Mountain Incorporated
  8,466,998  Term Loan, Maturing February 15, 2008                    8,536,546
             Xerox Corporation
  5,500,000  Term Loan, Maturing September 30, 2008                   5,543,830
--------------------------------------------------------------------------------
                                                                 $   18,093,457
--------------------------------------------------------------------------------
Oil & Gas -- 2.1%
--------------------------------------------------------------------------------
             Citgo Petroleum Company
$ 6,000,000  Term Loan, Maturing February 27, 2006               $    6,240,000
             Columbia Natural Resources, LLC
  5,625,000  Revolving Loan, Maturing August 28, 2008                 5,610,938
             Cumberland Farms, Inc.
  6,232,942  Term Loan, Maturing September 8, 2008                    6,264,107
             Magellan Midstream Partners, L.P.
  1,000,000  Term Loan, Maturing August 6, 2008                       1,007,500
             Sprague Energy Corp.
  6,188,333  Revolving Loan, Maturing August 10, 2007                 6,172,862
             The Premcor Refining Group, Inc.
 10,000,000  Term Loan, Maturing February 11, 2006                   10,109,380
             WEG Acquisition, L.P.
  2,500,000  Term Loan, Maturing June 17, 2008                        2,526,563
             Williams Production RMT Company
  8,354,063  Term Loan, Maturing May 30, 2007                         8,442,824
--------------------------------------------------------------------------------
                                                                 $   46,374,174
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.0%
--------------------------------------------------------------------------------
             Appleton Papers, Inc.
$   892,127  Term Loan, Maturing November 8, 2006                $      897,517
--------------------------------------------------------------------------------
                                                                 $      897,517
--------------------------------------------------------------------------------
Personal Products -- 1.0%
--------------------------------------------------------------------------------
             Armkel, LLC
$ 4,601,231  Term Loan, Maturing March 31, 2009                  $    4,644,367
             Mary Kay Cosmetics, Inc.
  4,390,821  Term Loan, Maturing September 30, 2007                   4,416,432
             Playtex Products, Inc.
 13,689,724  Term Loan, Maturing May 31, 2009                        13,685,451
--------------------------------------------------------------------------------
                                                                 $   22,746,250
--------------------------------------------------------------------------------
Publishing & Printing -- 5.9%
--------------------------------------------------------------------------------
             American Media Operations Inc.
$ 1,488,550  Term Loan, Maturing April 1, 2007                   $    1,499,528
  5,292,741  Term Loan, Maturing April 1, 2008                        5,337,730
             CBD Media LLC
  1,982,500  Term Loan, Maturing December 31, 2009                    1,999,020
             Dex Media East, LLC
  8,500,000  Term Loan, Maturing November 8, 2008                     8,544,268
  4,082,927  Term Loan, Maturing November 8, 2009                     4,141,256
             Dex Media West, LLC
  6,778,951  Term Loan, Maturing September 9, 2009                    6,831,203
 14,500,483  Term Loan, Maturing March 9, 2010                       14,657,567
             Hollinger International Publishing, Inc.
  7,612,443  Term Loan, Maturing September 30, 2009                   7,736,146
             Journal Register Company
 10,894,235  Term Loan, Maturing September 30, 2006                  10,812,528
             Liberty Group Operating, Inc.
  3,622,388  Term Loan, Maturing April 30, 2007                       3,654,084
             Merrill Corporation
  2,883,218  Term Loan, Maturing November 15, 2006                    2,883,218
  3,948,546  Term Loan, Maturing November 15, 2007                    3,948,546
             Moore Holdings U.S.A. Inc.
  6,583,500  Term Loan, Maturing March 15, 2010                       6,626,708
             Morris Publishing Group, LLC
  9,200,000  Term Loan, Maturing March 31, 2011                       9,286,250
             R.H. Donnelley Inc.
  1,343,437  Term Loan, Maturing December 31, 2008                    1,356,592
  5,947,557  Term Loan, Maturing June 30, 2010                        6,060,727
             Sun Media Corporation
  4,118,185  Term Loan, Maturing February 7, 2009                     4,138,776
             The McClatchy Company
  7,638,562  Term Loan, Maturing September 10, 2007                   7,675,563
             The Reader's Digest Association, Inc.
  4,564,786  Term Loan, Maturing May 20, 2008                         4,565,603
             Transwestern Publishing Company LLC
  6,186,246  Term Loan, Maturing June 27, 2008                        6,229,741
             Yell Group, PLC
 13,000,000  Term Loan, Maturing July 8, 2008                        12,971,569
--------------------------------------------------------------------------------
                                                                 $  130,956,623
--------------------------------------------------------------------------------
Real Estate -- 3.5%
--------------------------------------------------------------------------------
             AGBRI Octagon
$ 2,406,762  Term Loan, Maturing May 31, 2004                    $    2,388,711
             AIMCO Properties, L.P.
  3,351,683  Term Loan, Maturing February 28, 2004                    3,376,821
 10,000,000  Term Loan, Maturing May 30, 2008                        10,106,250
             AP-Knight L.P.
  3,216,377  Term Loan, Maturing December 31, 2004                    3,212,356
             Concordia Properties, LLC
  3,000,000  Term Loan, Maturing January 31, 2006                     3,007,500
             Crescent Real Estate Equities, L.P.
  6,375,000  Term Loan, Maturing May 31, 2005                         6,363,047
             Fairfield Resorts, Inc.
  1,227,273  Revolving Loan, Maturing March 21, 2006                  1,221,136
  3,750,000  Term Loan, Maturing March 21, 2006                       3,731,250
             Istar Financial, Inc.
  7,500,000  Term Loan, Maturing July 24, 2006                        7,481,250
             Lennar Corporation
  2,475,000  Term Loan, Maturing May 2, 2007                          2,483,353
             Macerich Partnership, L.P.
  3,542,400  Term Loan, Maturing July 15, 2005                        3,553,470
             Newkirk Master, L.P.
  4,430,380  Term Loan, Maturing December 31, 2004                    4,430,380
             OLY Hightop Parent
  1,919,762  Term Loan, Maturing March 31, 2006                       1,924,561
             Shelbourne Properties, L.P.
  1,715,757  Term Loan, Maturing February 19, 2006                    1,713,612
             The Woodlands Commercial Properties Co., L.P.
  2,850,000  Term Loan, Maturing November 26, 2005                    2,867,813
             Tower Financing I, LLC
  7,000,000  Term Loan, Maturing July 9, 2008                         7,008,750
             Trizec Properties, Inc.
  8,000,000  Term Loan, Maturing May 29, 2005                         7,980,000
             Wilmorite Holdings, L.P.
  4,508,000  Term Loan, Maturing March 31, 2006                       4,530,540
--------------------------------------------------------------------------------
                                                                 $   77,380,800
--------------------------------------------------------------------------------
Restaurants -- 0.7%
--------------------------------------------------------------------------------
             AFC Enterprises Inc.
$ 4,211,776  Term Loan, Maturing May 23, 2009                    $    4,209,670
             Buffets, Inc.
  7,545,875  Term Loan, Maturing June 30, 2009                        7,574,172
             Jack in the Box, Inc.
  1,985,000  Term Loan, Maturing July 22, 2007                        1,999,888
             O'Charley's Inc.
  2,090,000  Term Loan, Maturing January 27, 2009                     2,095,225
--------------------------------------------------------------------------------
                                                                 $   15,878,955
--------------------------------------------------------------------------------
Retail - Food & Drug -- 2.9%
--------------------------------------------------------------------------------
             Domino's Inc.
$13,381,412  Term Loan, Maturing June 25, 2010                   $   13,526,372
             Fleming Companies, Inc.
  4,993,206  Revolving Loan, Maturing June 18, 2008                   4,922,467
  3,364,968  Term Loan, Maturing June 18, 2008                        3,313,444
             Giant Eagle, Inc.
  7,225,963  Term Loan, Maturing August 6, 2009                       7,268,112
             Rite Aid Corporation
 19,750,000  Term Loan, Maturing April 30, 2008                      20,058,594
             Roundy's, Inc.
  8,398,712  Term Loan, Maturing June 6, 2009                         8,440,706
             The Pantry, Inc.
  6,940,711  Term Loan, Maturing March 31, 2007                       7,023,132
--------------------------------------------------------------------------------
                                                                 $   64,552,827
--------------------------------------------------------------------------------
Retail - Multiline -- 0.7%
--------------------------------------------------------------------------------
             Kmart Corporation
$ 9,500,000  Term Loan, Maturing May 6, 2006                     $    9,559,375
             Rent-A-Center, Inc.
  5,630,875  Term Loan, Maturing May 28, 2009                         5,691,581
--------------------------------------------------------------------------------
                                                                 $   15,250,956
--------------------------------------------------------------------------------
Retail - Specialty -- 1.5%
--------------------------------------------------------------------------------
             Advance Stores Company, Inc.
$   928,201  Term Loan, Maturing November 30, 2006               $      935,162
  5,350,906  Term Loan, Maturing November 30, 2007                    5,402,330
             Charming Shoppes, Inc.(3)
     99,771  Revolving Loan, Maturing August 31, 2004                    99,771
             CSK Auto, Inc.
  5,500,000  Term Loan, Maturing June 20, 2009                        5,553,284
             Jo-Ann Stores, Inc.
  3,000,000  Term Loan, Maturing April 30, 2005                       2,985,000
             Oriental Trading Company
  8,640,625  Term Loan, Maturing August 4, 2010                       8,727,031
             Petco Animal Supplies Inc.
  2,749,544  Term Loan, Maturing October 2, 2008                      2,783,914
             Travelcenters of America, Inc.
  7,305,757  Term Loan, Maturing November 30, 2008                    7,351,417
--------------------------------------------------------------------------------
                                                                 $   33,837,909
--------------------------------------------------------------------------------
Road & Rail -- 0.5%
--------------------------------------------------------------------------------
             Kansas City Southern Industries, Inc.
$   910,963  Term Loan, Maturing June 12, 2008                   $      914,867
             RailAmerica Inc.
  9,801,636  Term Loan, Maturing May 31, 2009                         9,875,149
--------------------------------------------------------------------------------
                                                                 $   10,790,016
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.6%
--------------------------------------------------------------------------------
             AMI Semiconductor
$ 5,000,000  Term Loan, Maturing September 30, 2008              $    5,053,125
             Fairchild Semiconductor Corporation
  8,728,125  Term Loan, Maturing June 19, 2008                        8,799,041
--------------------------------------------------------------------------------
                                                                 $   13,852,166
--------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.4%
--------------------------------------------------------------------------------
             Broadwing Inc.
$   567,150  Revolving Loan, Maturing December 31, 2004          $      559,352
    276,870  Term Loan, Maturing December 31, 2004                      279,293
  2,025,445  Term Loan, Maturing December 31, 2005                    2,045,880
  2,727,549  Term Loan, Maturing December 31, 2006                    2,751,756
             Fairpoint Communications, Inc.
  4,909,794  Term Loan, Maturing March 31, 2007                       4,934,343
             Qwest Corporation
 19,290,000  Term Loan, Maturing June 4, 2007                        19,856,644
--------------------------------------------------------------------------------
                                                                 $   30,427,268
--------------------------------------------------------------------------------
Telecommunications - Wireless -- 2.6%
--------------------------------------------------------------------------------
             American Tower, L.P.
$ 2,423,393  Term Loan, Maturing December 31, 2006               $    2,423,764
  2,857,955  Term Loan, Maturing December 31, 2007                    2,883,448
             Cricket Communications, Inc.
  1,500,000  Term Loan, Maturing June 30, 2007(2)                       783,750
             Crown Castle Operating Company
 15,500,000  Term Loan, Maturing September 15, 2007                  15,659,852
             Dobson Cellular Systems, Inc.
 11,000,000  Term Loan, Maturing March 31, 2010                      11,151,250
             Nextel Communications, Inc.
  2,976,212  Term Loan, Maturing June 30, 2008                        2,990,695
  2,976,212  Term Loan, Maturing December 30, 2008                    2,990,695
  9,900,069  Term Loan, Maturing March 31, 2009                       9,952,420
             Pinnacle Towers, Inc.
  2,000,000  Term Loan, Maturing October 31, 2005                     1,997,916
             Spectrasite Communications, Inc.
  3,741,809  Term Loan, Maturing December 31, 2007                    3,783,904
             Western Wireless
  1,000,000  Term Loan, Maturing April 25, 2007                         966,250
    195,000  Term Loan, Maturing September 30, 2007                     189,564
  2,433,842  Term Loan, Maturing September 30, 2008                   2,428,264
             Winstar Communications, Inc.
    225,401  DIP Loan, Maturing June 30, 2004(2)                         56,350
--------------------------------------------------------------------------------
                                                                 $   58,258,122
--------------------------------------------------------------------------------
Textiles & Apparel -- 0.2%
--------------------------------------------------------------------------------
             St. John Knits International, Inc.
$ 3,700,284  Term Loan, Maturing July 31, 2007                   $    3,711,848
--------------------------------------------------------------------------------
                                                                 $    3,711,848
--------------------------------------------------------------------------------
Theaters -- 1.2%
--------------------------------------------------------------------------------
             Cinemark USA, Inc.
$ 7,730,625  Term Loan, Maturing March 31, 2009                  $    7,819,203
             Loews Cineplex Entertainment Corporation
  3,566,291  Term Loan, Maturing September 30, 2006                   3,582,636
  1,790,909  Term Loan, Maturing May 31, 2008                         1,790,908
  2,931,818  Term Loan, Maturing May 31, 2009                         2,931,818
             Regal Cinemas Inc.
 10,488,061  Term Loan, Maturing June 30, 2009                       10,600,588
--------------------------------------------------------------------------------
                                                                 $   26,725,153
--------------------------------------------------------------------------------
Utility -- 1.1%
--------------------------------------------------------------------------------
             CenterPoint Energy, Inc.
$15,000,000  Term Loan, Maturing October 7, 2006                 $   15,133,590
             Michigan Electric Transmission Company, LLC
  4,443,750  Term Loan, Maturing June 30, 2007                        4,466,893
             Pacific Energy Group, LLC
  4,000,000  Term Loan, Maturing July 26, 2009                        4,028,752
--------------------------------------------------------------------------------
                                                                 $   23,629,235
--------------------------------------------------------------------------------
 Total Senior Floating Rate Interests
   (identified cost, $1,789,817,952)                             $1,790,943,997
--------------------------------------------------------------------------------
Corporate Bonds & Notes -- 0.5%
Principal
Amount
(000's omitted) Security                                         Value
--------------------------------------------------------------------------------
  Broadcasting and Cable -- 0.2%
--------------------------------------------------------------------------------
             Echostar DBS Corp.
$     5,000  4.41%, 10/1/08                                      $    5,162,500
--------------------------------------------------------------------------------
                                                                 $    5,162,500
--------------------------------------------------------------------------------
  Business Machines - Miscellaneous -- 0.3%
--------------------------------------------------------------------------------
             Advanstar Communications
$     6,000  8.63%, 8/15/08                                      $    6,270,000
--------------------------------------------------------------------------------
                                                                 $    6,270,000
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $11,000,000)                                  $   11,432,500
--------------------------------------------------------------------------------
Common Stocks, Preferred Stocks
and Warrants -- 0.2%

Shares       Security                                            Value
--------------------------------------------------------------------------------
    282,096  Thermadyne Holdings Corp.                           $    3,689,816
        350  Hayes Lemmerz International, Inc.,
             Preferred, Series A(3)                                      17,500
    105,145  Hayes Lemmerz International, Inc.,
             Common                                                   1,713,863
         25  Knowledge Universe Inc.(3)                                  25,000
--------------------------------------------------------------------------------
  Total Common Stocks, Preferred Stocks
  and Warrants
  (identified cost, $4,055,957)                                  $    5,446,179
--------------------------------------------------------------------------------
Commercial Paper -- 15.0%
Principal
Amount
(000's omitted)    Security                                      Value
--------------------------------------------------------------------------------
             American Express Credit Corp.
$    40,000  1.03%, 11/3/03                                      $   39,996,566
             American Honda Financial
     25,000  1.05%, 11/5/03                                          24,996,354
             Barton Capital Corp.
     40,000  1.05%, 11/10/03                                         39,988,333
             Cafco LLC
     37,500  1.04%, 11/3/03                                          37,496,750
             Cortez Capital Corp.
     30,000  1.06%, 11/18/03                                         29,984,100
             CRC Funding
     25,000  1.05%, 11/3/03                                          24,997,813
             General Electric Capital
     40,000  1.05%, 12/2/03                                          39,962,667
             Kittyhawk Funding
     28,862  1.06%, 11/20/03                                         28,845,004
             Midstate Corp. Federal Credit
     20,000  1.05%, 11/21/03                                         19,987,750
             Receivables Capital Corp.
     30,000  1.06%, 11/24/03                                         29,978,800
             Transamerica Finance
     15,749  1.06%, 11/21/03                                         15,739,262
--------------------------------------------------------------------------------
Total Commercial Paper
  (at amortized cost $331,973,399)                               $  331,973,399
--------------------------------------------------------------------------------
Short-Term Investments -- 2.3%
Principal
Amount
(000's omitted)  Security                                        Value
--------------------------------------------------------------------------------
             Investors Bank & Trust Company Time Deposit
$    52,118  1.08%, 11/3/03                                      $   52,118,000
--------------------------------------------------------------------------------
Total Short-Term Investments
  (at amortized cost, $52,118,000)                               $   52,118,000
--------------------------------------------------------------------------------
Total Investments -- 98.8%
  (identified cost $2,188,965,308)                               $2,191,914,075
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                           $   25,959,972
--------------------------------------------------------------------------------
Net Assets -- 100%                                               $2,217,874,047
--------------------------------------------------------------------------------
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
(2) Non-income producing security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Note: At October 31, 2003, the Portfolio had unfunded commitments amounting to $51,444,002 under various revolving credit agreements.

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2003

Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $2,188,965,308)                              $2,191,914,075
Cash                                                                 21,416,671
Interest receivable                                                   4,450,255
Prepaid expenses                                                        214,721
-------------------------------------------------------------------------------
Total assets                                                     $2,217,995,722
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                                  $2,910
Accrued expenses                                                        118,765
-------------------------------------------------------------------------------
Total liabilities                                                      $121,675
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $2,217,874,047

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $2,214,925,280
Net unrealized appreciation (computed on the
  basis of identified cost)                                           2,948,767
-------------------------------------------------------------------------------
Total                                                            $2,217,874,047
-------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2003

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended
October 31, 2003

Investment Income
-------------------------------------------------------------------------------
Interest                                                         $   68,476,543
-------------------------------------------------------------------------------
Total investment income                                          $   68,476,543
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $    8,213,946
Custodian fee                                                           295,095
Legal and accounting services                                           182,925
Miscellaneous                                                           222,110
-------------------------------------------------------------------------------
Total expenses                                                   $    8,914,076
-------------------------------------------------------------------------------
Net investment income                                            $   59,562,467
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $  (12,285,162)
  Interest rate swap contracts                                       (1,345,598)
-------------------------------------------------------------------------------
Net realized loss                                                $  (13,630,760)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $   50,129,765
  Interest rate swap contracts                                        1,376,803
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $   51,506,568
-------------------------------------------------------------------------------

Net realized and unrealized gain                                 $   37,875,808
-------------------------------------------------------------------------------

Net increase in net assets from operations                       $   97,438,275
-------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2003

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                                   Year Ended                     Year Ended
in Net Assets                                         October 31, 2003               October 31, 2002
-----------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                    $59,562,467                    $67,349,097
  Net realized loss                                        (13,630,760)                   (14,790,884)
  Net change in unrealized appreciation
    (depreciation)                                          51,506,568                    (23,057,472)
-----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $97,438,275                    $29,500,741
-----------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                         $1,296,513,630                   $489,824,603
  Withdrawals                                             (502,206,079)                  (580,925,153)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from
  capital transactions                                    $794,307,551                   $(91,100,550)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                     $891,745,826                   $(61,599,809)
-----------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------
At beginning of year                                    $1,326,128,221                 $1,387,728,030
-----------------------------------------------------------------------------------------------------
At end of year                                          $2,217,874,047                 $1,326,128,221
-----------------------------------------------------------------------------------------------------


Floating Rate Portfolio as of October 31, 2003

FINANCIAL STATEMENTS CONT'D

Supplementary Data
                                                                                Year Ended October 31,
                                                     ----------------------------------------------------------------------------
Ratios/Supplementary Data+                                2003                   2002                 2001               2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
    Net expenses                                          0.61%                  0.62%                0.57%                0.04%(3)
    Net investment income                                 4.05%                  4.72%                6.45%                8.49%(3)
Portfolio Turnover                                          64%                    76%                  52%                   3%
----------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                           6.91%                  2.19%                  --                   --
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)             $2,217,874             $1,326,128           $1,387,728             $145,896
----------------------------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                                          0.61%                0.79%(3)
    Net investment income                                                                             6.41%                7.74%(3)
----------------------------------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Total return is required to be disclosed for the fiscal years beginning December 15, 2000.
(3) Annualized.

Floating Rate Portfolio as of October 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At
  October 31, 2003, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 72.3%, 21.8% and 3.0% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Non-loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Expense Reduction -- Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the fee was equivalent to 0.558% of the Portfolio's average net assets for such period and amounted to $8,213,946. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of investments for the year ended
  October 31, 2003 aggregated $1,385,179,245, $589,096,135 and $214,706,663, respectively.

4 Line of Credit
-------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2003, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                 $2,188,990,159
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                  $   13,680,510
  Gross unrealized depreciation                                     (10,756,594)
  -----------------------------------------------------------------------------
  Net unrealized appreciation                                    $    2,923,916
  -----------------------------------------------------------------------------

6 Financial Instruments
-------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

7 Interestholder Meeting (Unaudited)
--------------------------------------------------------------------------------
  The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                     INTEREST IN THE PORTFOLIO
  NOMINEE FOR TRUSTEE                              AFFIRMATIVE         WITHHOLD
  -----------------------------------------------------------------------------
  Jessica M. Bibliowicz                                99%                1%
  Donald R. Dwight                                     99%                1%
  James B. Hawkes                                      99%                1%
  Samuel L. Hayes, III                                 99%                1%
  William H. Park                                      99%                1%
  Norton H. Reamer                                     99%                1%
  Lynn A. Stout                                        99%                1%

  Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

Floating Rate Portfolio as of October 31, 2003

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Floating Rate Portfolio:
-------------------------------------------------------------------------------
To the Trustees and Investors of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Floating Rate Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the supplementary data for each of the three years then ended, and for the period from the start of business, September 5, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at October 31, 2003 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Floating Rate Portfolio at October 31, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

Eaton Vance Floating-Rate Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are
responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the
Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The
"noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston,
Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton
Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                                                                                        Number of
                                                                                                      Portfolios in
                              Position(s) with    Term of Office                                       Fund Complex       Other
                              the Trust and the    and Length of    Principal Occupation(s) During     Overseen By    Directorships
Name and Date of Birth            Portfolio           Service       Past Five Years                     Trustee(1)         Held
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(s)

Jessica M. Bibliowicz              Trustee        Trustee of the    Chairman, President and Chief          192         Director of
11/28/59                                         Trust since 1998;  Executive Officer of National                        National
                                                 of the Portfolio   Financial Partners (financial                       Financial
                                                    since 2000      services company) (since April                       Partners
                                                                    1999). President and Chief
                                                                    Operating Officer of John A.
                                                                    Levin & Co. (registered
                                                                    investment adviser) (July 1997 to
                                                                    April 1999) and a Director of
                                                                    Baker, Fentress & Company, which
                                                                    owns John A. Levin & Co. (July
                                                                    1997 to April 1999). Ms.
                                                                    Bibliowicz is an interested
                                                                    person because of her affiliation
                                                                    with a brokerage firm.

James B. Hawkes                    Trustee        Trustee of the    Chairman, President and Chief          194       Director of EVC
11/9/41                                          Trust since 1991;  Executive Officer of BMR, EVC,
                                                 of the Portfolio   EVM and EV; Director of EV; Vice
                                                    since 2000      President and Director of EVD.
                                                                    Trustee and/or officer of 194
                                                                    registered investment companies
                                                                    in the Eaton Vance Fund Complex.
                                                                    Mr. Hawkes is an interested
                                                                    person because of his positions
                                                                    with BMR, EVM, EVC and EV, which
                                                                    are affiliates of the Trust and
                                                                    the Portfolio.

Eaton Vance Floating-Rate Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D
                                                                                                        Number of
                                                                                                      Portfolios in
                              Position(s) with    Term of Office                                       Fund Complex       Other
                              the Trust and the    and Length of    Principal Occupation(s) During     Overseen By    Directorships
Name and Date of Birth            Portfolio           Service       Past Five Years                     Trustee(1)         Held
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(s)
Samuel L. Hayes, III               Trustee        Trustee of the    Jacob H. Schiff Professor of           194         Director of
2/23/35                                          Trust since 1986;  Investment Banking Emeritus,                      Tiffany & Co.
                                                 of the Portfolio   Harvard University Graduate                         (specialty
                                                    since 2000      School of Business                                retailer) and
                                                                    Administration.                                    Telect, Inc.
                                                                                                                      (telecommuni-
                                                                                                                     cation services
                                                                                                                         company)

William H. Park                    Trustee          Since 2003      President and Chief Executive          191             None
9/19/47                                                             Officer, Prizm Capital
                                                                    Management, LLC (investment
                                                                    management firm) (since 2002).
                                                                    Executive Vice President and
                                                                    Chief Financial Officer, United
                                                                    Asset Management Corporation (a
                                                                    holding company owning
                                                                    institutional investment
                                                                    management firms) (1982-2001).

Ronald A. Pearlman                 Trustee          Since 2003      Professor of Law, Georgetown           191             None
7/10/40                                                             University Law Center (since
                                                                    1999). Tax Partner Covington &
                                                                    Burling, Washington, DC
                                                                    (1991-2000).

Norton H. Reamer                   Trustee        Trustee of the    President and Chief Executive          194             None
9/21/35                                          Trust since 1986;  Officer of Asset Management
                                                 of the Portfolio   Finance Corp. (a specialty
                                                    since 2000      finance company serving the
                                                                    investment management industry)
                                                                    (since October 2003). President,
                                                                    Unicorn Corporation (an
                                                                    investment and financial advisory
                                                                    services company) (since
                                                                    September 2000). Formerly,
                                                                    Chairman, Hellman, Jordan
                                                                    Management Co., Inc. (an
                                                                    investment management company)
                                                                    (2000-2003). Formerly, Advisory
                                                                    Director of Berkshire Capital
                                                                    Corporation (investment banking
                                                                    firm) (2002-2003). Formerly,
                                                                    Chairman of the Board, United
                                                                    Asset Management Corporation (a
                                                                    holding company owning
                                                                    institutional investment
                                                                    management firms) and Chairman,
                                                                    President and Director, UAM Funds
                                                                    (mutual funds) (1980-2000).

Lynn A. Stout                      Trustee        Trustee of the    Professor of Law, University of        194             None
9/14/57                                          Trust since 1998;  California at Los Angeles School
                                                 of the Portfolio   of Law (since July 2001).
                                                    since 2000      Formerly, Professor of Law,
                                                                    Georgetown University Law Center.

Eaton Vance Floating-Rate Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              Position(s) with    Term of Office
                              the Trust and the    and Length of    Principal Occupation(s) During
Name and Date of Birth            Portfolio           Service       Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.           President of the      Since 2002      Executive Vice President of EVM,
5/31/58                             Trust                           BMR, EVC and EV; Chief Investment
                                                                    Officer of EVM and BMR and
                                                                    Director of EVC. Chief Executive
                                                                    Officer of Belair Capital Fund
                                                                    LLC, Belcrest Capital Fund LLC,
                                                                    Belmar Capital Fund LLC, Belport
                                                                    Capital Fund LLC and Belrose
                                                                    Capital Fund LLC (private
                                                                    investment companies sponsored by
                                                                    EVM). Officer of 53 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

William H. Ahern, Jr.         Vice President of     Since 1995      Vice President of EVM and BMR.
7/28/59                           the Trust                         Officer of 35registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Thomas J. Fetter              Vice President of     Since 1997      Vice President of EVM and BMR.
8/20/43                           the Trust                         Trustee and President of The
                                                                    Massachusetts Health & Education
                                                                    Tax-Exempt Trust. Officer of 127
                                                                    registered investment companies
                                                                    managed by EVM or BMR.

Michael R. Mach               Vice President of     Since 1999      Vice President of EVM and BMR.
7/15/47                           the Trust                         Previously, Managing Director and
                                                                    Senior Analyst for Robertson
                                                                    Stephens (1998-1999). Officer of
                                                                    25 registered investment
                                                                    companies managed by EVM or BMR.

Robert B. MacIntosh           Vice President of     Since 1998      Vice President of EVM and BMR.
1/22/57                           the Trust                         Officer of 127 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Scott H. Page                 Vice President of     Since 2000      Vice President of EVM and BMR.
11/30/59                        the Portfolio                       Officer of 13 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Duncan W. Richardson          Vice President of     Since 2001      Senior Vice President and Chief
10/26/57                          the Trust                         Equity Investment Officer of EVM
                                                                    and BMR. Officer of 41 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Walter A. Row, III            Vice President of     Since 2001      Director of Equity Research and a
7/20/57                           the Trust                         Vice President of EVM and BMR.
                                                                    Officer of 22 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Judith A. Saryan              Vice President of     Since 2003      Vice President of EVM and BMR.
8/21/54                           the Trust                         Previously, Portfolio Manager and
                                                                    Equity Analyst for State Street
                                                                    Global Advisers (1980-1999).
                                                                    Officer of 24 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Susan Schiff                  Vice President of     Since 2002      Vice President of EVM and BMR.
3/31/61                           the Trust                         Officer of 26 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Payson F. Swaffield           President of the     Since 2002(2)    Vice President of EVM and BMR.
8/13/56                           Portfolio                         Officer of 13 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

Alan R. Dynner                    Secretary      Secretary of the   Vice President, Secretary and
10/10/40                                         Trust since 1997;  Chief Legal Officer of BMR, EVM,
                                                 of the Portfolio   EVD, EV and EVC. Officer of 194
                                                    since 2000      registered investment companies
                                                                    managed by EVM or BMR.

Barbara E. Campbell           Treasurer of the     Since 2002(2)    Vice President of EVM and BMR.
6/19/57                           Portfolio                         Officer of 194 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

James L. O'Connor             Treasurer of the      Since 1989      Vice President of BMR, EVM and
4/1/45                              Trust                           EVD. Officer of 115 registered
                                                                    investment companies managed by
                                                                    EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Swaffield served as Vice President of the Portfolio since 2000 and Ms. Campbell served as Assistant
    Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

Eaton Vance Floating-Rate High Income Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Floating Rate Portfolio and High Income Portfolio
(the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State
Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM"
refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors,
Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the
Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                                                                                                        Number of
                                                                                                      Portfolios in
                              Position(s) with    Term of Office                                       Fund Complex       Other
                                the Trust and      and Length of    Principal Occupation(s) During    Overseen By    Directorships
Name and Date of Birth         the Portfolios         Service       Past Five Years                     Trustee(1)         Held
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jessica M. Bibliowicz              Trustee        Trustee of the    Chairman, President and Chief          192
11/28/59                                          Trust and High    Executive Officer of National
                                                 Income Portfolio   Financial Partners (financial
                                                  since 1998; of    services company) (since April
                                                   Floating Rate    1999). President and Chief
                                                  Portfolio since   Operating Officer of John A.
                                                       2000         Levin & Co. (registered
                                                                    investment adviser) (July 1997 to
                                                                    April 1999) and a Director of
                                                                    Baker, Fentress & Company, which
                                                                    owns John A. Levin & Co. (July
                                                                    1997 to April 1999). Ms.
                                                                    Bibliowicz is an interested
                                                                    person because of her affiliation
                                                                    with a brokerage firm.

James B. Hawkes                    Trustee        Trustee of the    Chairman, President and Chief          194       Director of EVC
11/9/41                                          Trust since 1991;  Executive Officer of BMR, EVC,
                                                 of Floating-Rate   EVM and EV; Director of EV; Vice
                                                  Portfolio since   President and Director of EVD.
                                                   2000; of High    Trustee and/or officer of 194
                                                 Income Portfolio   registered investment companies
                                                    since 1992      in the Eaton Vance Fund Complex.
                                                                    Mr. Hawkes is an interested
                                                                    person because of his positions
                                                                    with BMR, EVM, EVC and EV, which
                                                                    are affiliates of the Trust and
                                                                    the Portfolios.

Eaton Vance Floating-Rate High Income Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

                                                                                                        Number of
                                                                                                      Portfolios in
                              Position(s) with    Term of Office                                       Fund Complex       Other
                                the Trust and      and Length of     Principal Occupation(s) During    Overseen By    Directorships
Name and Date of Birth         the Portfolios         Service       Past Five Years                     Trustee(1)         Held
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(s)

Samuel L. Hayes, III               Trustee        Trustee of the    Jacob H. Schiff Professor of           194         Director of
2/23/35                                          Trust since 1986;  Investment Banking Emeritus,                      Tiffany & Co.
                                                 of Floating Rate   Harvard University Graduate                         (specialty
                                                  Portfolio since   School of Business                                retailer) and
                                                   2000; of High    Administration.                                    Telect, Inc.
                                                 Income Portfolio                                                       (telecom-
                                                    since 1993                                                          munication
                                                                                                                         services
                                                                                                                         company)

William H. Park                    Trustee          Since 2003      President and Chief Executive          191             None
9/19/47                                                             Officer, Prizm Capital
                                                                    Management, LLC (investment
                                                                    management firm) (since 2002).
                                                                    Executive Vice President and
                                                                    Chief Financial Officer, United
                                                                    Asset Management Corporation (a
                                                                    holding company owning
                                                                    institutional investment
                                                                    management firms) (1982-2001).

Ronald A. Pearlman                 Trustee          Since 2003      Professor of Law, Georgetown           191             None
7/10/40                                                             University Law Center (since
                                                                    1999). Tax Partner Covington &
                                                                    Burling, Washington, DC
                                                                    (1991-2000).

Norton H. Reamer                   Trustee        Trustee of the    President and Chief Executive          194             None
9/21/35                                          Trust since 1986;  Officer of Asset Management
                                                 of Floating Rate   Finance Corp. (a specialty
                                                  Portfolio since   finance company serving the
                                                   2000; of High    investment management industry)
                                                 Income Portfolio   (since October 2003). President,
                                                    since 1993      Unicorn Corporation (an
                                                                    investment and financial advisory
                                                                    services company) (since
                                                                    September 2000). Formerly,
                                                                    Chairman, Hellman, Jordan
                                                                    Management Co., Inc. (an
                                                                    investment management company)
                                                                    (2000-2003). Formerly, Advisory
                                                                    Director of Berkshire Capital
                                                                    Corporation (investment banking
                                                                    firm) (2002-2003). Formerly,
                                                                    Chairman of the Board, United
                                                                    Asset Management Corporation (a
                                                                    holding company owning
                                                                    institutional investment
                                                                    management firms) and Chairman,
                                                                    President and Director, UAM Funds
                                                                    (mutual funds) (1980-2000).

Lynn A. Stout                      Trustee        Trustee of the    Professor of Law, University of        194             None
9/14/57                                           Trust and High    California at Los Angeles School
                                                 Income Portfolio   of Law (since July 2001).
                                                  since 1998; of    Formerly, Professor of Law,
                                                   Floating Rate    Georgetown University Law Center.
                                                  Portfolio since
                                                       2000

Eaton Vance Floating-Rate High Income Fund as of October 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              Position(s) with    Term of Office
                                the Trust and      and Length of     Principal Occupation(s) During
Name and Date of Birth         the Portfolios         Service       Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.           President of the      Since 2002      Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                             Trust                           Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                    Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                    Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                    Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 53 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.         Vice President of     Since 1995      Vice President of EVM and BMR. Officer of 35 registered
7/28/59                           the Trust                         investment companies managed by EVM or BMR.

Thomas J. Fetter              Vice President of     Since 1997      Vice President of EVM and BMR. Trustee and President of The
8/20/43                           the Trust                         Massachusetts Health & Education Tax-Exempt Trust. Officer of
                                                                    127 registered investment companies managed by EVM or BMR.

Thomas P. Huggins             Vice President of     Since 2000      Vice President of EVM and BMR. Officer of 8 registered
3/7/66                           High Income                        investment companies managed by EVM or BMR.
                                  Portfolio

Michael R. Mach               Vice President of     Since 1999      Vice President of EVM and BMR. Previously, Managing Director and
7/14/47                           the Trust                         Senior Analyst for Robertson Stephens (1998-1999). Officer of 25
                                                                    registered investment companies managed by EVM or BMR.

Robert B. MacIntosh           Vice President of     Since 1998      Vice President of EVM and BMR. Officer of 127 registered
1/22/57                           the Trust                         investment companies managed by EVM or BMR.

Scott H. Page                 Vice President of     Since 2000      Vice President of EVM and BMR. Officer of 13 registered
11/30/59                        Floating Rate                       investment companies managed by EVM or BMR.
                                  Portfolio

Duncan W. Richardson          Vice President of     Since 2001      Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                          the Trust                         and BMR. Officer of 41 registered investment companies managed by EVM or BMR.

Walter A. Row, III            Vice President of     Since 2001      Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                           the Trust                         Officer of 22 registered investment companies managed by EVM or
                                                                    BMR.

Judith A. Saryan              Vice President of     Since 2003      Vice President of EVM and BMR. Previously, Portfolio Manager and
8/21/54                           the Trust                         Equity Analyst for State Street Global Advisers (1980-1999).
                                                                    Officer of 24 registered investment companies managed by EVM or
                                                                    BMR.

Susan Schiff                  Vice President of     Since 2002      Vice President of EVM and BMR. Officer of 26 registered
3/31/61                           the Trust                         investment companies managed by EVM or BMR.

Payson F. Swaffield             President of       Since 2002(2)    Vice President of Eaton Vance and 13 registered investment
8/13/56                         Floating Rate                       companies managed by EVM or BMR.
                                  Portfolio

Michael W. Weilheimer         President of High    Since 2002(2)    Vice President of EVM and BMR. Officer of 10 registered
2/11/61                       Income Portfolio                      investment companies managed by EVM or BMR.

Alan R. Dynner                    Secretary      Secretary of the   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                          Trust and High    EVD, EV and EVC. Officer of 194 registered investment companies
                                                 Income Portfolio   managed by EVM or BMR.
                                                  since 1997; of
                                                   Floating Rate
                                                  Portfolio since
                                                       2000


Barbara E. Campbell           Treasurer of the     Since 2002(2)    Vice President of EVM and BMR. Officer of 194 registered
6/19/57                          Portfolios                         investment companies managed by EVM or BMR.

James L. O'Connor             Treasurer of the      Since 1989      Vice President of BMR, EVM and EVD. Officer of 115 registered
4/1/45                              Trust                           investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Swaffield served as Vice President of Floating Rate Portfolio since 2000, Mr. Weilheimer served as Vice
    President of High Income Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of Floating Rate Portfolio since
    2000 and High Income Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FLOATING RATE PORTFOLIO


By:       /s/ Payson F. Swaffield
          ------------------------------------
          PAYSON F. SWAFFIELD
          President


Date:     DECEMBER 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Barbara E. Campbell
          ------------------------------------
          BARBARA E. CAMPBELL
          Treasurer

Date:     DECEMBER 16, 2003


By:       /s/ Payson F. Swaffield
          ------------------------------------
         PAYSON F. SWAFFIELD
         President


Date:    DECEMBER 16, 2003